Financial instruments and fair value measurement - Reconciliation of changes in fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 3 [Member]
Disclosure of fair value measurement [line items]
Total gains and losses recognised in statement of income, assets	$ (191)	$ 370